Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Lease Commitments
Operating Leases, Rent Expense, Net, Total	$ 793	$ 807	$ 852
Description Of Information Regarding Lawsuit Filed About Right Plan	On March 5, 2018, the Company filed a lawsuit in the Court of Chancery of the State of Delaware seeking a determination whether 1Globe, The Chiang Li Family, OrbiMed and other shareholders of the Company had triggered our Rights Plan by forming a group holding approximately 45% of the Company’s outstanding shares, in excess of the plan's threshold of 15%, and acting in concert prior to the 2017 AGM.
Research and Development Arrangement [Member]
Operating Lease Commitments
Long-term Purchase Commitment, Amount	$ 2,158
Capital Addition Purchase Commitments [Member]
Operating Lease Commitments
Long-term Purchase Commitment, Amount	$ 112